Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP CLW NR	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Abstract]
Entity Tax Identification Number	20-3594554
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	20-3594554
EBP, Plan Number	022
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 2,942,134
EBP, Asset Held for Investment	$ 223,201,535
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 190,178,507
Hedge Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	22,388,049
Investment, Identifier [Axis]: Alliance Bernstein US Small and Mid-Cap Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,731,094
Investment, Identifier [Axis]: Clearwater Paper Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,547,099
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Conestoga Small Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,598,266
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	426,045
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,222,391
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,291,518
Investment, Identifier [Axis]: Fidelity Interest-Bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,878
Investment, Identifier [Axis]: Galliard Stable Return Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,497,020
Investment, Identifier [Axis]: Loomis Sayles Core Plus Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,470,855
Investment, Identifier [Axis]: PIF Diversified Real Asset I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	107,752
Investment, Identifier [Axis]: State Street Global All Cap Equity
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,304,476
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,102,952
Investment, Identifier [Axis]: State Street S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,016,695
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,527,823
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	148,547
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	364,045
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,412,287
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,698,832
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,354,582
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	19,204,896
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	18,919,599
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,649,213
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	10,894,104
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	10,721,586
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,609,079
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,091,224
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,523,500
Investment, Identifier [Axis]: Vanguard International Growth Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,742,077
Investment, Identifier [Axis]: Winslow Large Cap Growth Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,936,098